Document And Entity Information	12 Months Ended
Feb. 29, 2016 shares
Document Information [Line Items]
Entity Registrant Name	TAL Education Group
Entity Central Index Key	0001499620
Document Type	20-F
Document Period End Date	Feb. 29, 2016
Current Fiscal Year End Date	--02-29
Trading Symbol	XRS
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	90,309,532
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	71,456,000